INCOME TAX - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Applicable tax rate	37.00%	40.00%	40.00%
Amount of income exceeding which surcharge is applicable		$ 800
Unaccounted deferred tax liabilities	$ 8,231,985	6,613,585
CREE tax rate			9.00%
CREE surcharge rate			6.00%
Tax contingent liability
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	121,832	94,692	$ 104,156	$ 145,968
Subsidiaries | Bogota Panama
Disclosure of income tax [Line Items]
Applicable tax rate			0.00%
Subsidiaries | Guatemala
Disclosure of income tax [Line Items]
Applicable tax rate			25.00%
Subsidiaries | Panama
Disclosure of income tax [Line Items]
Applicable tax rate			25.00%
Subsidiaries | El Salvador,Honduras, Costa Rica, and Mexico
Disclosure of income tax [Line Items]
Applicable tax rate			30.00%
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Income tax recovery	50,316
Banco de Occidente S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	6,095	7,657
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Income tax recovery	17,812
Corporacion Financiera Colombiana S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	2,392
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Income tax recovery		109,632
Banco de Bogota S.A. | Tax contingent liability
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 113,345	$ 86,592
Income tax
Disclosure of income tax [Line Items]
Applicable tax rate	33.00%	34.00%	25.00%
Surcharge
Disclosure of income tax [Line Items]
Applicable tax rate	4.00%	6.00%
Capital gain Tax
Disclosure of income tax [Line Items]
Applicable tax rate		10.00%